Mineral claims (Narrative) (Details)	12 Months Ended
Jan. 31, 2014 mi acre
Mineral Claims 1	100.00%
Mineral Claims 2	376
Mineral Claims 3	100.00%
Mineral Claims 4	99
Mineral Claims 5	33
Mineral Claims 6	66
Mineral Claims 7	4,126.9
Mineral Claims 8	26
Mineral Claims 9	100.00%
Mineral Claims 10	54
Mineral Claims 11	200
Mineral Claims 12	199